EQ ADVISORS TRUSTSM

EQ/Goldman Sachs Growth Allocation Portfolio

EQ/Goldman Sachs Moderate Growth Allocation Portfolio

SUPPLEMENT DATED JULY 1, 2022 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2022, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) dated May 1, 2022, as supplemented, of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may obtain these documents, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download the documents at the Trust’s website at www.equitable-funds.com.

Effective immediately, Federico Gilly of Goldman Sachs Asset Management, L.P. no longer serves as a member of the team that is responsible for the securities selection, research, and trading for the EQ/Goldman Sachs Growth Allocation Portfolio and EQ/Goldman Sachs Moderate Growth Allocation Portfolio. All references to Federico Gilly in the Summary Prospectus, Prospectus and SAI are deleted in their entirety.

With respect to each of EQ/Goldman Sachs Growth Allocation Portfolio and EQ/Goldman Sachs Moderate Growth Allocation Portfolio, the section of the Summary Prospectus and Prospectus entitled “WHO MANAGES THE PORTFOLIO — Sub-Adviser: Goldman Sachs Asset Management, L.P. (“Goldman Sachs” or the “Sub-Adviser”)” is amended to include the following information:

Name	Title	Date Began Managing the Portfolio
James Park	Managing Director of Goldman Sachs, Co-Head of Research, Portfolio Management and Portfolio Construction for the Alternative Investment Strategies team within Goldman Sachs’ Quantitative Investment Strategies platform	July 2022

The section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — Goldman Sachs Asset Management, L.P.” is amended to include the following information:

James Park is a senior portfolio manager on the Alternative Investment Strategies (AIS) team within Goldman Sachs Asset Management’s Quantitative Investment Strategies (QIS) platform. He joined Goldman Sachs in 2004.

The section of the SAI entitled “Appendix B — EQ Advisors Trust — Portfolio Manager Information — Goldman Sachs Asset Management, L.P” is amended to include the following information:

Goldman Sachs Asset Management, L.P. (“GSAM” or “Sub-Adviser”)

Portfolio Manager	Presented below for each portfolio manager is the
number of other accounts of the Sub-Adviser managed
by the portfolio manager and the total assets of the
accounts managed within each category as of May 31,
	2022						Presented below for each of the categories is the number of accounts and the total assets of the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)

EQ/Goldman Sachs Growth Allocation Portfolio
James Park	4	$6,220	10	$4,128	10	$875	0	N/A	0	N/A	0	N/A

EQ/Goldman Sachs Moderate Growth Allocation Portfolio
James Park	4	$6,220	10	$4,128	10	$875	0	N/A	0	N/A	0	N/A

Ownership of Shares of the Portfolio as of May 31, 2022

Portfolio Manager	None	$1 - $10,000	$10,001 - $50,000	$50,001 - $100,000	$100,001 - $500,000	$500,001 - $1,000,000	over $1,000,000

EQ/Goldman Sachs Growth Allocation Portfolio
James Park	X

EQ/Goldman Sachs Moderate Growth Allocation Portfolio
James Park	X